SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

15.	SEGMENTED INFORMATION

As at and for the three months ended June 30, 2026 the Company operates in 2 reportable segments (as at and for the year ended December 21, 2025 – 2). The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

June 30, 2026	Drones	Corporate	Total
Sales of goods	$4,792,509	-	4,792,509
Provision of services	184,081	-	184,081
Total revenue	4,976,590	-	4,976,590
Segment loss (income)	3,251,589	11,135,340	14,386,929
Finance and other costs	1,819,740	-	1,819,740
Depreciation	261,685	1,432	263,117
Amortization	3,611	-	3,611
Change in fair value of derivative liability	-	1,038,800	1,038,800
Loss on write-off of notes receivable	-	-	-
Loss on write down of inventory	149,503	-	149,503
Net loss for the period	$5,486,128	12,175,572	17,661,700

June 30, 2025	Drones	Corporate	Total
Sales of goods	$3,443,396	$-	$3,443,396
Provision of services	219,574	-	219,574
Total revenue	3,662,970	-	3,662,970
Segment loss (income)	4,301,973	3,704,091	8,006,064
Finance and other costs	44,494	-	44,494
Depreciation	142,374	6,090	148,464
Amortization	4,514	-	4,514
Change in fair value of derivative liability	-	(22,489)	(22,489)
Loss on write-off of notes receivable	-	34,185	34,185
Loss on write down of inventory	(28,246)	-	(28,246)
Net loss for the period	$4,465,109	$3,721,877	$8,186,986

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SEGMENTED INFORMATION (CONT’D)

	June 30, 2026	December 31, 2025
Non-current assets
Canada	$1,280,392	$980,758
United States	3,619,662	548,473
	$4,900,054	$1,529,231

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Revenue
Canada	$2,593,318	$2,111,751	$4,901,693	$3,655,834
United States	70,919	3,504	74,897	7,136
	$2,664,237	$2,115,255	$4,976,590	$3,662,970